Retirement and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension benefit and OPEB cost		$ 17	$ 15	$ 69	$ 52	$ 60
Pre-tax losses included in AOCI							$ 200
General investment portfolio limits on holdings, description				5.00%
Allowed variance from target allocation of plan assets				5.00%
Expected cash outflow relating to OPEB in 2016				$ 1
Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets				75.00%
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets				25.00%
Multiple Employer Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension benefit and OPEB cost			$ 12	$ 16	37	45
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
ABO- pension plans	$ 315			315
Pre-tax losses included in AOCI	102			102
Defined contribution plan, contributions by employer				21	20	$ 16
International Pension
Defined Benefit Plan Disclosure [Line Items]
Foreign exchange and other				(24)	(26)
ABO- pension plans	343			343	133
Pre-tax losses included in AOCI	155			155	$ 70
International Pension | Austria
Defined Benefit Plan Disclosure [Line Items]
Foreign exchange and other	$ 9
Pension And Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contribution to pension plans in 2016				$ 9